Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of operating segments gross margins
By business	Wholesale		Retail		Subcontracting		Consolidated
	For the six months ended June 30,		For the six months ended June 30,		For the six months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017	2018	2017	2018	2017
Sales to external customers	6,961,772	8,334,042	283,499	346,051	1,106,799	899,475	8,352,070	9,579,568
Segment revenue	6,961,772	8,334,042	283,499	346,051	1,106,799	899,475	8,352,070	9,579,568
Segment gross margins/(loss)	1,618,547	1,628,544	120,885	181,986	380,203	265,413	2,119,635	2,075,942
Reconciling items							(4,731,941)	(7,289,302)
Profit/(loss) before tax							(2,612,306)	(5,213,360)
Income tax income/(expense)							256,512	1,244,281
Profit/(loss) for the year							(2,355,794)	(3,969,079)

Schedule of assets and liabilities

	As of June 30, 2018
	Wholesale and Retail	Subcontracting	Unallocated	Consolidated
Current assets	32,760,141	6,557,774	22,337	39,340,252
Non-current assets	8,946,222	30,985,688	-	39,931,910
Total assets	41,706,363	37,543,462	22,337	79,272,162

Current liabilities	3,339,868	2,023,803	1,836,508	7,200,179
Total liabilities	3,339,868	2,023,803	1,836,508	7,200,179

	As of December 31, 2017
	Wholesale and Retail	Subcontracting	Unallocated	Consolidated
Current assets	34,036,883	6,284,118	22,384	40,343,385
Non-current assets	8,987,857	31,978,462	-	40,966,319
Total assets	43,024,740	38,262,580	22,384	81,309,704

Current liabilities	3,722,277	1,995,164	1,565,068	7,282,509
Total liabilities	3,722,277	1,995,164	1,565,068	7,282,509

Schedule of major suppliers purchases
	For the six months ended June 30,
	2018	2017
Supplier A	2,008,270	2,946,004
Supplier B	2,271,651	2,343,887
Supplier C	1,324,115	-
Other suppliers	993,517	8,067,003
	6,597,553	13,356,894